Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB EQUITY INCOME FUND INC
Entity Central Index Key	0000910036
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000028102
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Advisor Class
Trading Symbol	AUIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s relative performance was shaped primarily by security selection, which had a neutral effect overall, while sector allocation detracted from results. Overweight positions and strong security selection within technology, especially among semiconductor and data storage companies, were the leading contributors to performance. In contrast, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the main detractors. The Fund’s results reflected a mix of positive and negative influences from individual stock choices and sector positioning, set against a backdrop of market volatility and shifting leadership among sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
11/15	$10,000	$10,000
11/16	$10,666	$10,806
11/17	$12,607	$13,277
11/18	$13,067	$14,111
11/19	$14,482	$16,384
11/20	$14,935	$19,244
11/21	$18,481	$24,617
11/22	$18,386	$22,350
11/23	$20,546	$25,443
11/24	$26,575	$34,066
11/25	$29,949	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	12.70%	14.93%	11.59%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 692,644,993
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,898,421
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$692,644,993
# of Portfolio Holdings	70
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,898,421

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	31.7%
Financials	17.6%
Health Care	10.1%
Communication Services	8.5%
Industrials	8.4%
Consumer Discretionary	6.3%
Consumer Staples	4.4%
Real Estate	4.2%
Utilities	3.9%
Energy	2.7%
Materials	1.6%
Short-Term Investments	0.6%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,588,315	8.6%
Apple, Inc.	$35,495,653	5.1%
Broadcom, Inc.	$27,360,984	4.0%
Alphabet, Inc. - Class C	$26,717,215	3.9%
Lam Research Corp.	$23,835,708	3.5%
American Electric Power Co., Inc.	$20,217,211	2.9%
Merck & Co., Inc.	$18,838,161	2.7%
Bank of America Corp.	$18,245,292	2.6%
McDonald's Corp.	$18,108,323	2.6%
KLA Corp.	$14,688,673	2.1%
Total	$263,095,535	38.0%

Material Fund Change [Text Block]
C000028099
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class A
Trading Symbol	AUIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s relative performance was shaped primarily by security selection, which had a neutral effect overall, while sector allocation detracted from results. Overweight positions and strong security selection within technology, especially among semiconductor and data storage companies, were the leading contributors to performance. In contrast, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the main detractors. The Fund’s results reflected a mix of positive and negative influences from individual stock choices and sector positioning, set against a backdrop of market volatility and shifting leadership among sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index
11/15	$9,574	$10,000
11/16	$10,185	$10,806
11/17	$12,011	$13,277
11/18	$12,414	$14,111
11/19	$13,727	$16,384
11/20	$14,120	$19,244
11/21	$17,430	$24,617
11/22	$17,294	$22,350
11/23	$19,276	$25,443
11/24	$24,873	$34,066
11/25	$27,960	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	12.41%	14.64%	11.31%
Class A (with sales charges)	7.64%	13.65%	10.83%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 692,644,993
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,898,421
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$692,644,993
# of Portfolio Holdings	70
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,898,421

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	31.7%
Financials	17.6%
Health Care	10.1%
Communication Services	8.5%
Industrials	8.4%
Consumer Discretionary	6.3%
Consumer Staples	4.4%
Real Estate	4.2%
Utilities	3.9%
Energy	2.7%
Materials	1.6%
Short-Term Investments	0.6%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,588,315	8.6%
Apple, Inc.	$35,495,653	5.1%
Broadcom, Inc.	$27,360,984	4.0%
Alphabet, Inc. - Class C	$26,717,215	3.9%
Lam Research Corp.	$23,835,708	3.5%
American Electric Power Co., Inc.	$20,217,211	2.9%
Merck & Co., Inc.	$18,838,161	2.7%
Bank of America Corp.	$18,245,292	2.6%
McDonald's Corp.	$18,108,323	2.6%
KLA Corp.	$14,688,673	2.1%
Total	$263,095,535	38.0%

Material Fund Change [Text Block]
C000028101
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class C
Trading Symbol	AUICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUICX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.63%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s relative performance was shaped primarily by security selection, which had a neutral effect overall, while sector allocation detracted from results. Overweight positions and strong security selection within technology, especially among semiconductor and data storage companies, were the leading contributors to performance. In contrast, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the main detractors. The Fund’s results reflected a mix of positive and negative influences from individual stock choices and sector positioning, set against a backdrop of market volatility and shifting leadership among sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index
11/15	$10,000	$10,000
11/16	$10,558	$10,806
11/17	$12,355	$13,277
11/18	$12,678	$14,111
11/19	$13,912	$16,384
11/20	$14,203	$19,244
11/21	$17,406	$24,617
11/22	$17,136	$22,350
11/23	$18,960	$25,443
11/24	$24,281	$34,066
11/25	$27,095	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	11.59%	13.79%	10.48%
Class C (with sales charges)	10.59%	13.79%	10.48%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 692,644,993
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,898,421
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$692,644,993
# of Portfolio Holdings	70
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,898,421

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	31.7%
Financials	17.6%
Health Care	10.1%
Communication Services	8.5%
Industrials	8.4%
Consumer Discretionary	6.3%
Consumer Staples	4.4%
Real Estate	4.2%
Utilities	3.9%
Energy	2.7%
Materials	1.6%
Short-Term Investments	0.6%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,588,315	8.6%
Apple, Inc.	$35,495,653	5.1%
Broadcom, Inc.	$27,360,984	4.0%
Alphabet, Inc. - Class C	$26,717,215	3.9%
Lam Research Corp.	$23,835,708	3.5%
American Electric Power Co., Inc.	$20,217,211	2.9%
Merck & Co., Inc.	$18,838,161	2.7%
Bank of America Corp.	$18,245,292	2.6%
McDonald's Corp.	$18,108,323	2.6%
KLA Corp.	$14,688,673	2.1%
Total	$263,095,535	38.0%

Material Fund Change [Text Block]
C000028105
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class I
Trading Symbol	AUIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s relative performance was shaped primarily by security selection, which had a neutral effect overall, while sector allocation detracted from results. Overweight positions and strong security selection within technology, especially among semiconductor and data storage companies, were the leading contributors to performance. In contrast, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the main detractors. The Fund’s results reflected a mix of positive and negative influences from individual stock choices and sector positioning, set against a backdrop of market volatility and shifting leadership among sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
11/15	$10,000	$10,000
11/16	$10,662	$10,806
11/17	$12,605	$13,277
11/18	$13,055	$14,111
11/19	$14,466	$16,384
11/20	$14,917	$19,244
11/21	$18,452	$24,617
11/22	$18,346	$22,350
11/23	$20,477	$25,443
11/24	$26,477	$34,066
11/25	$29,797	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	12.54%	14.84%	11.54%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 692,644,993
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,898,421
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$692,644,993
# of Portfolio Holdings	70
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,898,421

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	31.7%
Financials	17.6%
Health Care	10.1%
Communication Services	8.5%
Industrials	8.4%
Consumer Discretionary	6.3%
Consumer Staples	4.4%
Real Estate	4.2%
Utilities	3.9%
Energy	2.7%
Materials	1.6%
Short-Term Investments	0.6%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,588,315	8.6%
Apple, Inc.	$35,495,653	5.1%
Broadcom, Inc.	$27,360,984	4.0%
Alphabet, Inc. - Class C	$26,717,215	3.9%
Lam Research Corp.	$23,835,708	3.5%
American Electric Power Co., Inc.	$20,217,211	2.9%
Merck & Co., Inc.	$18,838,161	2.7%
Bank of America Corp.	$18,245,292	2.6%
McDonald's Corp.	$18,108,323	2.6%
KLA Corp.	$14,688,673	2.1%
Total	$263,095,535	38.0%

Material Fund Change [Text Block]
C000135457
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class Z
Trading Symbol	AUIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s relative performance was shaped primarily by security selection, which had a neutral effect overall, while sector allocation detracted from results. Overweight positions and strong security selection within technology, especially among semiconductor and data storage companies, were the leading contributors to performance. In contrast, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the main detractors. The Fund’s results reflected a mix of positive and negative influences from individual stock choices and sector positioning, set against a backdrop of market volatility and shifting leadership among sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index
11/15	$10,000	$10,000
11/16	$10,677	$10,806
11/17	$12,632	$13,277
11/18	$13,099	$14,111
11/19	$14,526	$16,384
11/20	$14,994	$19,244
11/21	$18,562	$24,617
11/22	$18,474	$22,350
11/23	$20,654	$25,443
11/24	$26,724	$34,066
11/25	$30,097	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Z	12.62%	14.95%	11.65%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 692,644,993
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,898,421
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$692,644,993
# of Portfolio Holdings	70
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,898,421

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	31.7%
Financials	17.6%
Health Care	10.1%
Communication Services	8.5%
Industrials	8.4%
Consumer Discretionary	6.3%
Consumer Staples	4.4%
Real Estate	4.2%
Utilities	3.9%
Energy	2.7%
Materials	1.6%
Short-Term Investments	0.6%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,588,315	8.6%
Apple, Inc.	$35,495,653	5.1%
Broadcom, Inc.	$27,360,984	4.0%
Alphabet, Inc. - Class C	$26,717,215	3.9%
Lam Research Corp.	$23,835,708	3.5%
American Electric Power Co., Inc.	$20,217,211	2.9%
Merck & Co., Inc.	$18,838,161	2.7%
Bank of America Corp.	$18,245,292	2.6%
McDonald's Corp.	$18,108,323	2.6%
KLA Corp.	$14,688,673	2.1%
Total	$263,095,535	38.0%

Material Fund Change [Text Block]